Lease liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Presentation of leases for lessee [abstract]
Disclosure of detailed information about lease liabilities

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000

Current liabilities
Lease liability	214	192

Non-current liabilities
Lease liability	1,441	1,256

Total lease liabilities	1,655	1,448

Reconciliation of Lease Liabilities	A reconciliation of lease liabilities is set out below, an undiscounted contractional maturity analysis of lease liabilities is included in Note 25.

Reconciliation	US$’000
Balance as at 1 July 2022	1,267
Additions	390
Lease charges	(332)
Finance charges	166
Exchange differences	(42)
Balance as at 30 June 2023	1,448
Additions	344
Modifications	101
Lease charges	(398)
Finance charges	194
Exchange differences	(34)
Balance as at 30 June 2024	1,655
Current portion	214
Non-current portion	1,441